DISCONTINUED OPERATIONS (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 28, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Administrative expenses		$ (986)	¥ (7,199)	¥ (12,883)	¥ (25,248)
Finance costs		(4)	(28)	(48)	191
Finance income		9	69	5	13
(LOSS)/PROFIT BEFORE INCOME TAX		(432)	(3,160)	(8,337)	(23,338)
Income tax expense
(LOSS)/PROFIT FOR THE YEAR/PERIOD FROM THE DISCONTINUED OPERATIONS				¥ (2,175)	6,906
PSTT [Member]
IfrsStatementLineItems [Line Items]
Revenue	¥ 12,748				20,306
Cost of sales	5,872				14,485
Gross profit	6,876				5,821
Selling and distribution expenses	(442)				(700)
Administrative expenses	(5,699)				(11,501)
Other income	142				205
Impairment reversal/(losses) on financial assets	(9,931)				1,073
Finance costs	(1,906)				(3,586)
Finance income	8,785				15,594
(LOSS)/PROFIT BEFORE INCOME TAX	(2,175)				6,906
Income tax expense	(1,931)				(5,864)
(LOSS)/PROFIT FOR THE YEAR/PERIOD FROM THE DISCONTINUED OPERATIONS	(4,106)				1,042
Attributable to:
Owners of the company	(5,504)				(1,285)
Non-controlling interests	¥ 1,398				¥ 2,327